Intangible Assets - Narrative (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Apr. 20, 2022 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Transfers and others	€ 204	€ 215
Additions	1,530	2,410
Impairments	31
Oi Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets				€ 539
Incremental Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets				24
BE-terna Group
Disclosure of detailed information about intangible assets [line items]
Intangible assets				€ 77
Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	173	1,704
Transfers and others	0	197
Additions	173	1,188
Impairments	19
Service concession arrangements and licenses | Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Additions		352
Licences And Computer Software
Disclosure of detailed information about intangible assets [line items]
Impairments	21
Telefónica Hispam | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	125	131
Telefónica Brazil | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions	€ 35
Additions		700	R$ 4,459
Telefónica Brazil | Service concession arrangements and licenses | ANATEL
Disclosure of detailed information about intangible assets [line items]
Additions		146	929
Telefónica Brazil | Service concession arrangements and licenses | EAF
Disclosure of detailed information about intangible assets [line items]
Additions		330	2,104
Telefónica Brazil | Service concession arrangements and licenses | EACE
Disclosure of detailed information about intangible assets [line items]
Additions		224	R$ 1,426
Telefónica United Kingdom | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Additions		515
Telefónica Móviles El Salvador | Service concession arrangements and licenses
Disclosure of detailed information about intangible assets [line items]
Transfers and others		€ 38